JOHN H. LIVELY, Managing Partner
john.lively@practus.com
11300 Tomahawk Creek Pkwy., Suite 310
Leawood, KS 66211
(913) 660-0778
March 12, 2026

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the update to the Registration Statement on Form N-1A which was filed with the Commission March 11, 2026 (Accession No. 0001771146-26-000546) for the T-REX 2X Long GPCR Daily Target ETF, T-REX 2X Long IWC Daily Target ETF, T-REX 2X Long LITE Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF, T-REX 2X Long SNDK Daily Target ETF, T-REX 2X Long WLTH Daily Target ETF, and T-REX 2X Long WVE Daily Target ETF, each a portfolio series of the Trust.
If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.
Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP